CONDENSED CONSOLIDATE BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000
Common stock, shares issued (in shares)	62,961,688
Common stock, shares outstanding (in shares)	62,961,688
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	62,961,688	50,369,350
Common stock, shares outstanding (in shares)	62,961,688	50,369,350